Document and Entity Information	Oct. 27, 2022
Cover [Abstract]
Entity Registrant Name	ACORDA THERAPEUTICS INC
Amendment Flag	true
Entity Central Index Key	0001008848
Document Type	8-K/A
Document Period End Date	Oct. 27, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-31938
Entity Tax Identification Number	13-3831168
Entity Address, Address Line One	2 Blue Hill Plaza
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Pearl River
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10965
City Area Code	(914)
Local Phone Number	347-4300
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ACOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On October 27, 2022, Acorda Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K to announce, among other things, its long-term business plan (the “Original 8-K”). This amendment is being filed by the Company solely for the purpose of updating the Original 8-K as further described below.